CONVERTIBLE DEBENTURES (Narrative) (Details)			1 Months Ended		12 Months Ended
	Jun. 10, 2016 CAD shares	Jun. 10, 2016 USD ($) shares	Jul. 21, 2017 CAD shares	Jul. 21, 2017 USD ($) shares	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Jul. 21, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 10, 2016 USD ($)
Statement [Line Items]
Convertible debenture issuance costs | CAD					CAD 2,811,146		CAD 4,052,398
Establishment fee, percent	3.00%	3.00%	3.00%	3.00%
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					CAD 27,522,985	$ 21,938,571
Borrowings, interest rate					7.50%			7.50%
Borrowings, interest rate, payable in cash					5.00%			5.00%
Borrowings, interest rate, payable in common shares					2.50%			2.50%
2016 Debentures [Member]
Statement [Line Items]
Gross proceeds from issuance of convertible debentures	CAD 76,416,000	$ 60,000,000
Net proceeds from issuances of convertible debentures	72,363,602	56,852,383
Convertible debenture issuance costs	CAD 4,052,398	$ 3,147,617
Establishment fee, percent	3.00%	3.00%
Establishment fee	CAD 2,292,480	$ 1,800,000
Establishment fee (shares) | shares	1,005,586	1,005,586
Convertible debentures at fair value	CAD 74,123,520				CAD 90,742,373		CAD 70,811,801	$ 72,333,498		$ 52,738,364	$ 58,200,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					CAD 19,930,572	$ 15,887,264
Borrowings, maturity					4.56 years	4.56 years	4.44 years
Convertible debt, conversion price | $								2.3261		$ 2.3261
2017 Debentures [Member]
Statement [Line Items]
Gross proceeds from issuance of convertible debentures			CAD 75,294,000	$ 60,000,000
Net proceeds from issuances of convertible debentures			72,482,854	57,759,864
Convertible debenture issuance costs			CAD 2,811,146	$ 2,240,136
Establishment fee, percent			3.00%	3.00%
Establishment fee			CAD 2,258,820	$ 1,800,000
Establishment fee (shares) | shares			869,271	869,271
Convertible debentures at fair value			CAD 73,035,180		CAD 80,627,593			64,270,700	$ 58,200,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities					CAD 7,592,413	$ 6,052,143
Borrowings, maturity			5.00 years	5.00 years	4.56 years	4.56 years
Borrowings, interest rate			7.50%						7.50%
Convertible debt, conversion price | $								$ 2.6919	$ 2.6919